Redeemable Convertible Preferred Stock (Tables)	9 Months Ended
Sep. 30, 2013
Temporary Equity Disclosure [Abstract]
Summary of Preferred Stock

Preferred Stock consisted of the following as of December 31, 2011:

	Preferred Shares Authorized	Issuance Date(s)	Preferred Shares Issued and Outstanding	Redemption Value / Liquidation Preference	Carrying Value	Common Stock Issuable Upon Conversion
	(in thousands except share data)
Series A	14,000,000	2/28/2008	3,756,248	$3,756	$3,683	1,252,081
		5/16/2008	10,243,752	10,244	10,222	3,414,581

	14,000,000		14,000,000	14,000	13,905	4,666,662
Series B	38,096,000	9/18/2009	14,285,716	15,000	14,911	4,761,902
		12/4/2009	5,714,286	6,000	5,951	1,904,762
		9/30/2011	18,095,241	19,000	18,980	6,031,746

	38,096,000		38,095,243	40,000	39,842	12,698,410

	52,096,000		52,095,243	$54,000	$53,747	17,365,072

Preferred Stock consisted of the following as of December 31, 2012:

	Preferred Shares Authorized	Issuance Date(s)	Preferred Shares Issued and Outstanding	Redemption Value / Liquidation Preference	Carrying Value	Common Stock Issuable Upon Conversion
	(in thousands except share data)
Series A	14,000,000	2/28/2008	3,756,248	$3,756	$3,697	1,252,081
		5/16/2008	10,243,752	10,244	10,226	3,414,581

	14,000,000		14,000,000	14,000	13,923	4,666,662
Series B	38,096,000	9/18/2009	14,285,716	15,000	14,928	4,761,902
		12/4/2009	5,714,286	6,000	5,961	1,904,762
		9/30/2011	18,095,241	19,000	18,983	6,031,746

	38,096,000		38,095,243	40,000	39,872	12,698,410
Series C	9,803,922	4/2/2012	9,803,922	25,000	22,361	3,267,974

	61,899,922		61,899,165	$79,000	$76,156	20,633,046